Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment No. 2 is to incorporate iXBRL tagging performed against Exhibit 99.2 filed herewith. No other changes have been made, and it does not reflect events that may have occurred subsequent to the original filing date and does not modify or update in any way disclosures previously made.
Document Period End Date	Mar. 31, 2023
Entity File Number	000-33383
Entity Registrant Name	Prairie Operating Co.
Entity Central Index Key	0001162896
Entity Tax Identification Number	98-0357690
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8636 N. Classen Boulevard
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73114
City Area Code	435
Local Phone Number	900-1949
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false